PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS	PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
The significant defined benefit pension and OPEB plans of the Company are summarized below. Unless otherwise noted, all values within this footnote are inclusive of balances and activity associated with discontinued operations.

Defined Benefit Pension Plans
DuPont has both funded and unfunded defined benefit pension plans covering employees in a number of non-US countries. The United Kingdom qualified plan is the largest pension plan held by DuPont.

DuPont's funding policy is consistent with the funding requirements of each country's laws and regulations. Pension coverage for employees of DuPont's non-U.S. consolidated subsidiaries is provided, to the extent deemed appropriate, through separate plans. Obligations under such plans are funded by depositing funds with trustees, covered by insurance contracts, or remain unfunded. During 2024, the Company contributed $51 million to its benefit plans. DuPont expects to contribute approximately $56 million to its benefit plans in 2025.

The weighted-average assumptions used to determine pension plan obligations and net periodic benefit costs for all plans are summarized in the table below:

Weighted-Average Assumptions for Pension Plans	Benefit Obligations at December 31,		Net Periodic Costs for the Years Ended
	2024	2023	2024	2023	2022
Discount rate	3.67%	3.26%	3.46%	3.05%	1.48%
Interest crediting rate for applicable benefits	1.75%	2.00%	2.00%	2.25%	1.25%
Rate of compensation increase	3.41%	3.11%	3.11%	3.25%	3.15%
Expected return on plan assets	N/A	N/A	4.43%	3.61%	2.69%

Other Post-employment Benefit Plans
The Company retained U.S. and foreign other post-employment benefit obligations with the Canadian plan and the U.S. long-term disabilities plan being the two largest and accounting for the majority of the Company's total other post-employment benefit obligations. In comparison to the Company's defined benefit pension plans, the Company's other post-employment benefit plans are not significant. The total other post-employment benefits projected benefit obligation was $27 million as of December 31, 2024 and $29 million as of December 31, 2023.

Assumptions
The Company determines the expected long-term rate of return on plan assets by performing a detailed analysis of key economic and market factors driving historical returns for each asset class and formulating a projected return based on factors in the current environment. Factors considered include, but are not limited to, inflation, real economic growth, interest rate yield, interest rate spreads, and other valuation measures and market metrics.

Service cost and interest cost for all other plans are determined on the basis of the discount rates derived in determining those plan obligations. The discount rates utilized to measure the majority of pension and other postretirement obligations are based on the Aon AA corporate bond yield curves applicable to each country at the measurement date. DuPont utilizes the mortality tables and generational mortality improvement scales, where available, developed in each of the respective countries in which the Company holds plans.
Summarized information on the Company's pension and other postretirement benefit plans is as follows:

Change in Projected Benefit Obligations of All Plans	2024	2023
In millions
Change in projected benefit obligations:
Benefit obligations at beginning of year	$2,704	$2,726
Service cost	17	25
Interest cost	84	99
Plan participants' contributions	9	7
Actuarial changes in assumptions and experience	(49)	132
Benefits paid	(208)	(208)
Acquisitions/divestitures/other [1]	—	(209)
Effect of foreign exchange rates	(122)	133
Termination benefits/curtailment cost/settlements	—	(1)
Benefit obligations at end of year	$2,435	$2,704
1.The year ended 2023 is primarily related to the Delrin® Divestiture.

Change in Plan Assets and Funded Status of All Plans	2024	2023
In millions
Change in plan assets:
Fair value of plan assets at beginning of year	$2,424	$2,596
Actual return on plan assets	(14)	109
Employer contributions	51	66
Plan participants' contributions	9	7
Benefits paid	(208)	(208)
Acquisitions/divestitures/other [1]	—	(285)
Effect of foreign exchange rates	(101)	139
Fair value of plan assets at end of year	$2,161	$2,424

Funded status:
Plans with plan assets	$186	$233
All other plans	(460)	(513)
Funded status at end of year	$(274)	$(280)
1.The year ended 2023 is primarily related to the Delrin® Divestiture.

The following tables summarize the amounts recognized in the Consolidated Balance Sheets for all significant plans:

Amounts Recognized in the Consolidated Balance Sheets for All Significant Plans	December 31, 2024	December 31, 2023
In millions
Amounts recognized in the consolidated balance sheets:
Deferred charges and other assets	$291	$338
Accrued and other current liabilities	(42)	(53)
Pension and other postretirement benefits - noncurrent	(523)	(565)
Net amount recognized	$(274)	$(280)

Pretax amounts recognized in accumulated other comprehensive loss (income):
Net loss (gain)	$167	$95
Prior service credit	(4)	(8)
Pretax balance in accumulated other comprehensive loss at end of year	$163	$87

The increase in the Company's actuarial losses for the year ended December 31, 2024 was primarily due to losses on assets in excess of what was expected, partially offset by the changes in weighted-average discount rates, which increased from 3.26 percent at December 31, 2023 to 3.67 percent at December 31, 2024.
The actuarial loss for the year ended December 31, 2023 was primarily due to the changes in weighted-average discount rates, which decreased from 3.71 percent at December 31, 2022 to 3.26 percent at December 31, 2023 and due to divestitures, partially offset by gains on assets in excess of what was expected.

The accumulated benefit obligation for all pension plans was $2.4 billion and $2.6 billion at December 31, 2024 and December 31, 2023, respectively.

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets	December 31, 2024	December 31, 2023
In millions
Accumulated benefit obligations	$646	$700
Fair value of plan assets	$134	$138

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets	December 31, 2024	December 31, 2023
In millions
Projected benefit obligations	$683	$743
Fair value of plan assets	$144	$154

Net Periodic Benefit Costs for All Significant Plans for the Years Ended December 31,	2024	2023	2022
In millions
Net Periodic Benefit Costs:
Service cost	$17	$25	$43
Interest cost	84	99	55
Expected return on plan assets	(100)	(92)	(97)
Amortization of prior service credit	(3)	(3)	(5)
Amortization of unrecognized net (gain) loss	—	(1)	1
Curtailment/settlement	1	(3)	(4)
Net periodic benefit (credits) costs - Total	$(1)	$25	$(7)
Less: Net periodic benefit credits - Discontinued operations	—	(6)	(9)
Net periodic benefit (credit) costs - Continuing operations [1]	$(1)	$31	$2
Changes in plan assets and benefit obligations recognized in other comprehensive loss (income):
Net loss (gain)	$70	$108	$(35)
Amortization of prior service credit	3	3	5
Amortization of unrecognized gain (loss)	—	1	(1)
Settlement (loss) gain	(1)	3	4
Effect of foreign exchange rates	(1)	1	5
Total recognized in other comprehensive loss (income)	$71	$116	$(22)
Total recognized in net periodic benefit costs (credits) and other comprehensive loss (income)	$70	$147	$(20)
1. Refer to the separate table below for details of Net Periodic Benefit Costs for Plans in Continuing Operations.

Net Periodic Benefit Costs for Plans in Continuing Operations for the Years Ended December 31,	2024	2023	2022
In millions
Net Periodic Benefit Costs:
Service cost	$17	$22	$30
Interest cost	84	93	49
Expected return on plan assets	(100)	(78)	(73)
Amortization of prior service credit	(3)	(2)	(4)
Amortization of unrecognized net (gain) loss	—	(1)	4
Curtailment/settlement	1	(3)	(4)
Net periodic benefit costs - Continuing operations	$(1)	$31	$2
Estimated Future Benefit Payments
The estimated future benefit payments of continuing operations, reflecting expected future service, as appropriate, are presented in the following table:

Estimated Future Benefit Payments at December 31, 2024
In millions
2025	$173
2026	171
2027	167
2028	169
2029	174
Years 2030-2034	845
Total	$1,699

Plan Assets
Plan assets consist primarily of equity and fixed income securities of U.S. and foreign issuers, and alternative investments such as insurance contracts, pooled investment vehicles and private market securities. At December 31, 2024, plan assets totaled $2.2 billion.

The Company establishes strategic asset allocation percentage targets and appropriate benchmarks for significant asset classes with the aim of achieving a prudent balance between return and risk. Strategic asset allocations in other countries are selected in accordance with the laws and practices of those countries. Where appropriate, asset liability studies are utilized in this process. The assets are managed by professional investment firms unrelated to the Company. Pension trust funds are permitted to enter into certain contractual arrangements generally described as derivative instruments. Derivatives are primarily used to reduce specific market risks, hedge currency and adjust portfolio duration and asset allocation in a cost-effective manner.

Equity securities primarily included investments in large- and small-cap companies located in both developed and emerging markets around the world. Global equity securities include varying market capitalization levels. U.S. equity investments are primarily large-cap companies. Fixed income securities included investment and non-investment grade corporate bonds of companies diversified across industries, U.S. treasuries, non-U.S. developed market securities, U.S. agency mortgage-backed securities, emerging market securities and fixed income related funds. Global fixed income investments include corporate-issued, government-issued and asset-backed securities. Corporate debt investments include a range of credit risk and industry diversification. U.S. fixed income investments are weighted heavier than non-U.S fixed income securities. Alternative investments primarily included investments in real estate, various insurance contracts and interest rate, equity, commodity and foreign exchange derivative investments and hedges. Other investments include cash and cash equivalents, pooled investment vehicles, hedge funds and private market securities such as interests in private equity and venture capital partnerships.

The weighted-average target allocation for plan assets of DuPont's pension plans is summarized as follows:

Target Allocation for Plan Assets at December 31, 2024	DuPont
Asset Category
Equity securities	2%
Fixed income securities	9
Alternative investments	24
Hedge funds	26
Pooled investment vehicles	32
Other investments	7
Total	100%

Fair value calculations may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

For pension plan assets classified as Level 1 measurements (measured using quoted prices in active markets), total fair value is either the price of the most recent trade at the time of the market close or the official close price, as defined by the exchange on which the asset is most actively traded on the last trading day of the period, multiplied by the number of units held without consideration of transaction costs.
For pension plan assets classified as Level 2 measurements, where the security is frequently traded in less active markets, fair value is based on the closing price at the end of the period; where the security is less frequently traded, fair value is based on the price a dealer would pay for the security or similar securities, adjusted for any terms specific to that asset or liability. Market inputs are obtained from well-established and recognized vendors of market data and subjected to tolerance and quality checks. For derivative assets and liabilities, standard industry models are used to calculate the fair value of the various financial instruments based on significant observable market inputs, such as foreign exchange rates, commodity prices, swap rates, interest rates and implied volatilities obtained from various market sources. For other pension plan assets for which observable inputs are used, fair value is derived through the use of fair value models, such as a discounted cash flow model or other standard pricing models.

For pension plan assets classified as Level 3 measurements, total fair value is based on significant unobservable inputs including assumptions where there is little, if any, market activity for the investment. Valuations of the investments are provided by investment managers or fund managers. These valuations are reviewed for reasonableness based on applicable sector, benchmark and company performance. Valuations of insurance contracts are contractually determined and are based on exit price valuations or contract value. Adjustments to valuations are made where appropriate.

Certain pension plan assets are held in funds where fair value is based on an estimated net asset value per share (or its equivalent) as of the most recently available fund financial statements which are received on a monthly or quarterly basis. These valuations are reviewed for reasonableness based on applicable sector, benchmark and company performance. Adjustments to valuations are made where appropriate to arrive at an estimated net asset value per share at the measurement date. Where available, audited annual financial statements are obtained and reviewed for the investments as support for the manager’s investment valuation. These funds are not classified within the fair value hierarchy.
The following table summarizes the bases used to measure the Company’s pension plan assets at fair value for the years ended December 31, 2024 and 2023:

Basis of Fair Value Measurements	December 31, 2024				December 31, 2023
In millions	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$52	$52	$—	$—	$55	$55	$—	$—
Equity securities:
U.S. equity securities	$20	$20	$—	$—	$20	$20	$—	$—
Non - U.S. equity securities	26	26	—	—	29	29	—	—
Total equity securities	$46	$46	$—	$—	$49	$49	$—	$—
Fixed income securities:
Debt - government-issued	$34	$—	$34	$—	$34	$—	$34	$—
Debt - corporate-issued	4	—	4	—	5	—	5	—
Total fixed income securities	$38	$—	$38	$—	$39	$—	$39	$—
Alternative investments:
Real estate	$75	$—	$—	$75	$79	$—	$—	$79
Insurance contracts	468	—	—	468	524	—	—	524
Derivatives - asset position	—	—	—	—	3	—	3	—
Derivatives - liability position	(3)	—	(3)	—	—	—	—	—
Total alternative investments	$540	$—	$(3)	$543	$606	$—	$3	$603
Other Investments:
Pooled Investment Vehicles	$685	$685	$—	$—	$681	$681	$—	$—
Total other investments	$685	$685	$—	$—	$681	$681	$—	$—
Subtotal	$1,361	$783	$35	$543	$1,430	$785	$42	$603
Investments measured at net asset value:
Debt - government-issued	$147				$187
Hedge funds	552				667
Private market securities	101				126
Total investments measured at net asset value	$800				$980
Items to reconcile to fair value of plan assets:
Pension trust receivables [1]	$—				$14
Pension trust payables [2]	—				—
Total	$2,161				$2,424
1. Primarily receivables for investment securities sold.
2. Primarily payables for investment securities purchased.
The following table summarizes the changes in the fair value of Level 3 pension plan assets for the years ended December 31, 2024 and 2023:

Fair Value Measurement of Level 3 Pension Plan Assets	Real Estate	Insurance Contracts	Total
In millions
Balance at Jan 1, 2023	$75	$524	$599
Actual return on assets:
Relating to assets held at Dec 31, 2023	2	26	28
Purchases, sales and settlements, net	2	(16)	(14)
Transfers out of Level 3 [1]	—	(10)	(10)
Balance at Dec 31, 2023	$79	$524	$603
Actual return on assets:
Relating to assets held at Dec 31, 2024	(6)	(56)	(62)
Purchases, sales and settlements, net	2	(3)	(1)
Transfers into Level 3	—	3	3
Balance at Dec 31, 2024	$75	$468	$543
1. Related to the Delrin® Divestiture

Defined Contribution Plans
The Company provides defined contribution benefits to its employees. The most significant is the U.S. Retirement Savings Plan ("the Plan"), which covers all U.S. full-service employees. This Plan includes a non-leveraged Employee Stock Ownership Plan ("ESOP"). Employees are not required to participate in the ESOP and those who do are free to diversify out of the ESOP. The purpose of the Plan is to provide retirement savings benefits for employees and to provide employees an opportunity to become stockholders of the Company. The Plan is a tax qualified contributory profit sharing plan, with cash or deferred arrangement and any eligible employee of the Company may participate. Currently, the Company contributes 100 percent of the first 6 percent of the employee's contribution election and also contributes 3 percent of each eligible employee's eligible compensation regardless of the employee's contribution. The Company's matching contributions vest immediately upon contribution. The 3 percent nonmatching employer contribution vests after employees complete three years of service. The Company's matching contributions to the Plan were $60 million in 2024 and $65 million in 2023. The Company's nonmatching contributions to the Plan were $32 million in 2024 and $34 million in 2023. In total, the Company's contributions to the Plan were $92 million in 2024 and $99 million in 2023. All amounts for 2023 are inclusive of Delrin® activity related to discontinued operations.
In addition, the Company made contributions to other defined contribution plans in 2024 in the amount of $32 million and $35 million in 2023. 2023 is inclusive of Delrin® activity related to discontinued operations.